Non-interest income	6 Months Ended
Jun. 30, 2024
Non-interest income
Non-interest income

3. Non-interest income

	Half year ended
	30 June	30 June
	2024	2023
Continuing operations	£m	£m
Net fees and commissions (1)	1,219	1,144

Foreign exchange	140	125
Interest rate (2)	298	315
Credit	(82)	(34)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	(7)	9
Equities, commodities and other	1	3
Income from trading activities	350	418

Profit on redemption of own debt	—	2
Rental income on operating lease assets and investment property	116	118
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss (3)	(43)	(3)
Hedge ineffectiveness	12	49
Loss on disposal of amortised cost assets and liabilities	(1)	(2)
Loss on disposal of fair value through other comprehensive income assets	(4)	(24)
Share of profit/(loss) of associated entities	9	(17)
Other income (4)	68	316
Other operating income	157	439

Non-interest income	1,726	2,001

(1)	Refer to Note 5 for further analysis.
(2)	Includes fair value changes on derivatives which have not been designated in a hedge accounting relationship and gains and losses from the management of the NatWest Group’s funding requirements involving the use of derivatives including FX. These are aimed at managing the interest rate and foreign exchange risk that NatWest Group is exposed to.
(3)	Includes related derivatives.
(4)	Includes income from instruments that have failed solely payments of principal and interest testing under IFRS 9. 30 June 2023 Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC.